CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents		$ 2,071	$ 1,857
Financial assets		669	934
Accounts receivable and other		4,455	4,676
Inventory		454	512
Assets classified as held for sale		1,958	0
Current assets		9,607	7,979
Property, plant and equipment		50,847	48,546
Intangible assets		14,521	15,845
Investments in associates and joint ventures		5,672	5,402
Investment properties		5,063	4,333
Goodwill		14,101	14,488
Financial assets		726	607
Other assets		3,933	3,477
Deferred income tax asset		120	107
Total assets		104,590	100,784
Liabilities
Accounts payable and other		5,758	5,402
Corporate borrowings		850	1,517
Non-recourse borrowings		2,838	4,442
Financial liabilities		248	344
Liabilities directly associated with assets classified as held for sale		1,209	0
Current liabilities		10,903	11,705
Corporate borrowings		3,692	3,394
Non-recourse borrowings		43,714	36,462
Financial liabilities		2,532	2,531
Other liabilities	[1]	6,209	4,753
Deferred income tax liability		7,667	7,903
Preferred shares		20	20
Total liabilities associated with assets held for sale		74,737	66,768
Partnership capital
Limited partners		4,704	5,321
General partner		27	28
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		1,926	2,190
BIPC exchangeable shares and class A.2 exchangeable shares		1,355	1,533
Exchangeable units	[2]	62	72
Perpetual subordinated notes		293	293
Interest of others in operating subsidiaries		20,568	23,661
Preferred unitholders		918	918
Total partnership capital		29,853	34,016
Total liabilities and partnership capital		$ 104,590	$ 100,784

[1]	$1.7 billion of capital contributed by non-controlling shareholders in our Indian telecom tower operation has been excluded from partnership capital, interest of others in operating subsidiaries, and classified as a liability
[2]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.